UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 650 Washington Rd., Suite 800
Pittsburgh, PA 15228

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frank Fournier
Title:  VP Trading
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Frank Fournier  Pittsburgh, PA  November 14, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  113
Form 13F Information Table Value Total:  $334,967
List of Other Included Managers:
No. 13F File Number  Name

    FORM 13F INFORMATION TABLE
								VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	 VALUE(x$1000) 	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	SHARED	NONE
Amedisys, Inc.	COM	023436108	 193.7 	13055	SH		SOLE	13055	0
Penn Virginia Corp.	COM	707882106	 183.2 	32890	SH		SOLE	32890	0
Smith & Wesson Holding Corp.	COM	831756101	 213.0 	84430	SH		SOLE	84430	0
US Ecology, Inc.	COM	91732J102	 235.8 	15245	SH		SOLE	15245	0
Piper Jaffray Companies	COM	724078100	 243.7 	13595	SH		SOLE	13595	0
Colony Financial, Inc.	COM	19624R106	 246.8 	19110	SH		SOLE	19110	0
Insituform Technologies, Inc.	COM	457667103	 249.6 	21560	SH		SOLE	21560	0
Orion Marine Group, Inc.	COM	68628V308	 251.4 	43540	SH		SOLE	43540	0
NCR Corp.	COM	62886E108	 252.6 	14965	SH		SOLE	14965	0
Callaway Golf Company	COM	131193104	 259.4 	50175	SH		SOLE	50175	0
Clean Energy Fuels Corp.	COM	184499101	 270.7 	24365	SH		SOLE	24365	0
Central European Distribution Corp.	COM	153435102	 272.1 	38835	SH		SOLE	38835	0
Ebix, Inc.	COM	278715206	 291.7 	19840	SH		SOLE	19840	0
Mueller Water Products, Inc.	COM	624758108	 296.6 	119585	SH		SOLE	119585	0
Brown Shoe Company, Inc.	COM	115736100	 297.8 	41850	SH		SOLE	41850	0
WellCare Health Plans, Inc.	COM	94946T106	 304.3 	8010	SH		SOLE	8010	0
Kulicke & Soffa Industries, Inc.	COM	501242101	 308.9 	41400	SH		SOLE	41400	0
Integra Lifesciences Holdings Corp.	COM	457985208	 311.3 	8705	SH		SOLE	8705	0
Qlogic Corp.	COM	747277101	 313.0 	24715	SH		SOLE	24715	0
Rubicon Technology Inc	COM	78112T107	 321.3 	29385	SH		SOLE	29385	0
Hillenbrand, Inc.	COM	431571108	 326.4 	17750	SH		SOLE	17750	0
Atlantic Power Corp.	COM	04878Q863	 345.6 	24365	SH		SOLE	24365	0
United Online, Inc.	COM	911268100	 353.8 	67715	SH		SOLE	67715	0
Cardtronics, Inc.	COM	14161H108	 355.6 	15510	SH		SOLE	15510	0
Aaron's Inc.	COM	002535300	 368.9 	14615	SH		SOLE	14615	0
The Buckle, Inc.	COM	118440106	 373.3 	9710	SH		SOLE	9710	0
Websense, Inc.	COM	947684106	 374.2 	21625	SH		SOLE	21625	0
Medifast, Inc.	COM	58470H101	 376.5 	23310	SH		SOLE	23310	0
Green Dot Corp.	COM	39304D102	 377.4 	12050	SH		SOLE	12050	0
NTELOS Holdings Corp.	COM	67020Q107	 385.9 	21765	SH		SOLE	21765	0
Boston Scientific Corp.	COM	101137107	 387.0 	65420	SH		SOLE	63607	1813
Nutrisystem, Inc.	COM	67069D108	 397.2 	32795	SH		SOLE	32310	485
JAKKs Pacific, Inc.	COM	47012E106	 428.4 	22615	SH		SOLE	22615	0
Treehouse Foods, Inc.	COM	89469A104	 429.8 	6950	SH		SOLE	6950	0
Power-One, Inc.	COM	73930R102	 457.6 	101720	SH		SOLE	101720	0
Interdigital, Inc.	COM	45867G101	 475.5 	10200	SH		SOLE	10200	0
Dreamworks Animation SKG, Inc.	COM	26153C103	 479.0 	26335	SH		SOLE	25625	710
Chiquita Brands International, Inc.	COM	170032809	 482.5 	57820	SH		SOLE	57820	0
99 Cents Only Stores	COM	65440K106	 502.5 	27280	SH		SOLE	27280	0
Radioshack Corp.	COM	750438103	 506.7 	43595	SH		SOLE	43595	0
B & G Foods, Inc.	COM	05508R106	 520.9 	31245	SH		SOLE	31245	0
CACI International Inc.	COM	127190304	 523.0 	10465	SH		SOLE	10465	0
First Niagara Financial Group, Inc.	COM	33582V108	 534.9 	58475	SH		SOLE	56850	1625
Supervalu Inc.	COM	868536103	 541.2 	81190	SH		SOLE	81190	0
El Paso Electric Company	COM	283677854	 542.9 	16925	SH		SOLE	16925	0
CSG Systems International, Inc.	COM	126349109	 567.7 	44920	SH		SOLE	44920	0
Orbital Sciences Corp.	COM	685564106	 612.3 	47820	SH		SOLE	47820	0
Silvercorp Metals Inc.	COM	82835P103	 669.3 	84615	SH		SOLE	84615	0
Skechers U.S.A., Inc.	COM	830566105	 676.0 	48170	SH		SOLE	48170	0
Baxter International Inc.	COM	071813109	 711.0 	12670	SH		SOLE	12305	365
Chemed Corp.	COM	16359R103	 712.3 	12960	SH		SOLE	12960	0
Golden Star Resources Ltd.	COM	38119T104	 715.2 	384475	SH		SOLE	384475	0
Brookline Bancorp, Inc.	COM	11373M107	 718.9 	93290	SH		SOLE	93290	0
Kellogg Company	COM	487836108	 778.3 	14625	SH		SOLE	14220	405
Regis Corp.	COM	758932107	 787.2 	55890	SH		SOLE	55890	0
California Water Service Group	COM	130788102	 809.3 	45700	SH		SOLE	45700	0
Tower Group, Inc.	COM	891777104	 811.2 	35495	SH		SOLE	35495	0
American States Water Company	COM	029899101	 814.8 	24015	SH		SOLE	24015	0
Corning Inc.	COM	219350105	 831.8 	67290	SH		SOLE	65430	1860
NeuStar, Inc.	COM	64126X201	 851.1 	33860	SH		SOLE	33860	0
Bank Of New York Co Inc	COM	064058100	 854.6 	45945	SH		SOLE	44665	1280
Cal-Maine Foods, Inc.	COM	128030202	 858.6 	27310	SH		SOLE	27310	0
Brightpoint, Inc.	COM	109473405	 905.3 	98160	SH		SOLE	98160	0
Conagra Foods, Inc.	COM	205887102	 933.2 	38550	SH		SOLE	37390	1160
RLI Corp.	COM	749607107	 971.6 	15280	SH		SOLE	15280	0
Itron, Inc.	COM	465741106	 1,005.5 	34095	SH		SOLE	33410	685
Sanofi Adr	ADR	80105N105	 1,084.1 	33050	SH		SOLE	32135	915
Jones Apparel Group Inc.	COM	48020T101	 1,097.6 	119190	SH		SOLE	117495	1695
GameStop Corp.	COM	36467W109	 1,173.6 	50820	SH		SOLE	49365	1455
CA, Inc	COM	12673P105	 1,173.7 	60480	SH		SOLE	58815	1665
Abbott Laboratories	ADR	002824100	 1,184.6 	23170	SH		SOLE	22520	650
Pfizer Inc.	COM	717081103	 1,203.9 	68105	SH		SOLE	66215	1890
Research In Motion Ltd.	COM	760975102	 1,234.5 	60800	SH		SOLE	59125	1675
Google Inc.	COM	38259P508	 1,247.6 	2422	SH		SOLE	2349	73
Harmony Gold Mining Company Ltd.	ADR	413216300	 1,291.0 	110116	SH		SOLE	107216	2900
Sanderson Farms, Inc.	COM	800013104	 1,302.2 	27415	SH		SOLE	27415	0
Teva Pharmaceutical Industries Ltd	ADR	881624209	 1,305.5 	35065	SH		SOLE	34090	975
Consolidated Edison, Inc.	COM	209115104	 1,331.2 	23345	SH		SOLE	22690	655
Flowers Foods, Inc.	COM	343498101	 1,356.7 	69727	SH		SOLE	68460	1267
Aqua America, Inc.	COM	03836W103	 1,395.8 	64695	SH		SOLE	62865	1830
eBay Inc.	COM	278642103	 1,463.0 	49605	SH		SOLE	48200	1405
Aeropostale, Inc.	COM	007865108	 1,569.1 	145155	SH		SOLE	142980	2175
Ameren Corp.	COM	023608102	 1,774.6 	59635	SH		SOLE	57930	1705
Pepsico, Inc.	COM	713448108	 1,879.6 	30372	SH		SOLE	29497	875
Colgate-Palmolive Company	COM	194162103	 1,960.9 	22108	SH		SOLE	21488	620
Wal-Mart Stores, Inc	COM	931142103	 2,031.2 	39137	SH		SOLE	38040	1097
Cameco Corp.	ADR	13321L108	 5,405.3 	295073	SH		SOLE	270577	24061
Medtronic Inc.	COM	585055106	 5,413.0 	162835	SH		SOLE	148725	13880
Ralcorp Holdings, Inc.	ADR	751028101	 6,017.3 	78434	SH		SOLE	76529	1765
Computer Sciences Corp.	ADR	205363104	 6,413.3 	238867	SH		SOLE	218232	20300
GlaxoSmithKline plc	ADR	37733W105	 6,746.1 	163369	SH		SOLE	149559	13580
Forest Laboratories, Inc.	COM	345838106	 6,837.3 	222025	SH		SOLE	203035	18680
Telecom Corp. of New Zealand Ltd.	ADR	879278208	 6,880.1 	696351	SH		SOLE	626162	69289
People's United Financial, Inc.	ADR	712704105	 6,966.0 	611110	SH		SOLE	559180	51140
Hershey Company	COM	427866108	 7,367.0 	124378	SH		SOLE	114073	10130
Kraft Foods Inc.	COM	50075N104	 7,859.0 	234033	SH		SOLE	208013	25620
Hasbro Inc.	COM	418056107	 8,302.1 	254615	SH		SOLE	232600	21655
Fresh Del Monte Produce Inc.	COM	G36738105	 9,096.1 	392107	SH		SOLE	358662	32925
Novartis AG	ADR	66987V109	 9,536.3 	170990	SH		SOLE	156190	14560
PPL Corp.	COM	69351T106	 9,567.8 	335243	SH		SOLE	305553	29230
Eli Lilly & Company	COM	532457108	 9,765.2 	264111	SH		SOLE	241961	21730
Amgen Inc.	COM	031162100	 10,726.9 	195213	SH		SOLE	178503	16440
The Gap, Inc.	COM	364760108	 11,721.2 	721770	SH		SOLE	659625	61125
Philip Morris International Inc.	COM	718172109	 11,847.8 	189940	SH		SOLE	172910	16770
Microsoft Corp.	COM	594918104	 12,277.9 	493284	SH		SOLE	450484	42120
Campbell Soup Company	COM	134429109	 12,744.9 	393717	SH		SOLE	359872	33290
Gold Fields Ltd.	ADR	38059T106	 13,024.5 	850185	SH		SOLE	776600	72375
CVS Caremark Corp.	COM	126650100	 13,311.9 	396335	SH		SOLE	362080	33685
The Southern Company	COM	842587107	 13,844.3 	326759	SH		SOLE	298284	27885
Duke Energy Corp.	COM	26441C105	 14,716.2 	736020	SH		SOLE	671835	63185
Cisco Systems Inc.	COM	17275R102	 15,210.2 	981305	SH		SOLE	896490	83415
Procter & Gamble Company	COM	742718109	 15,876.6 	251301	SH		SOLE	229371	21520
Target Corp.	COM	87612E106	 16,674.0 	340015	SH		SOLE	310550	28975
